Investment Securities, Available-for-sale Securities, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost [Abstract]
Due in one year or less	$ 15,057
Due in one year through five years	91,450
Amortized Cost	407,717	$ 429,360
Fair Value [Abstract]
Due in one year or less	15,215
Due in one year through five years	90,026
Total securities available for sale	407,713	439,071
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	269,907
Amortized Cost	269,907	308,432
Fair Value [Abstract]
Securities, fair value	270,798
Total securities available for sale	270,798	316,158
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized Cost [Abstract]
Securities, amortized cost	31,303
Amortized Cost	31,303	40,955
Fair Value [Abstract]
Securities, fair value	31,674
Total securities available for sale	$ 31,674	$ 42,217